Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	$ 200,959	$ 112,584
Taxes payable	141,884	66,203
Accrued expenses	287,035	179,012
Deferred revenue	432	8,891
Accounts payable and accrued liabilities	$ 630,310	$ 366,690